Convertible redeemable preferred shares - Schedule of carrying amount of preferred equity (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Class of Stock [Line Items]
Beginning balance		¥ 6,644,822,639
Ending balance			¥ 6,644,822,639
Series A Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance		106,999,090	106,999,090		¥ 106,999,090
Conversion into ordinary shares upon IPO		(106,999,090)
Ending balance			106,999,090		106,999,090
Series B-1 Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance		56,187,500	56,187,500		56,187,500
Conversion into ordinary shares upon IPO		(56,187,500)
Ending balance			56,187,500		56,187,500
Series B-2 Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance		464,343,750	464,343,750		464,343,750
Conversion into ordinary shares upon IPO		(464,343,750)
Ending balance			464,343,750		464,343,750
Series B-3 Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance		202,671,887	202,671,887		202,671,887
Conversion into ordinary shares upon IPO		(202,671,887)
Ending balance			202,671,887		202,671,887
Series B-4 Preferred Shares [Member]
Class of Stock [Line Items]
Beginning balance	[1]	22,254,400
Issuance	[1]		22,254,400
Conversion into ordinary shares upon IPO	[1]	(22,254,400)
Ending balance			22,254,400	[1]
Series C-1 Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance		1,265,848,000	1,265,848,000		1,265,848,000
Conversion into ordinary shares upon IPO		(1,265,848,000)
Ending balance			1,265,848,000		1,265,848,000
Series C-2 Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance	[2]		33,333,333		33,333,333
Issuance	[2]		(33,333,333)
Ending balance					33,333,333	[2]
Series D Preferred Equity [Member]
Class of Stock [Line Items]
Beginning balance		500,000,000	500,000,000
Issuance					500,000,000
Conversion into ordinary shares upon IPO		(500,000,000)
Ending balance			500,000,000		¥ 500,000,000
Series E Preferred Shares [Member]
Class of Stock [Line Items]
Beginning balance	[3]	4,026,518,012
Issuance	[3]		4,026,518,012
Conversion into ordinary shares upon IPO	[3]	(4,026,518,012)
Ending balance			¥ 4,026,518,012	[3]

[1]	In May 2018, the Company repurchased 125,000 ordinary shares from one of the investors and issued the corresponding number of Series B-4 Preferred Shares to the same investor with no cash consideration. The difference between the fair value of ordinary shares repurchased and that of the Series B-4 Preferred Shares issued is immaterial.
[2]	In January 2018, Wuhan Douyu repurchased Series C-2 Preferred Equity from its investor at fair value for a cash consideration of RMB39,995,000. The difference of RMB 6,661,667 between the consideration paid and the carrying amount of Series C-2 Preferred Equity at the date of repurchase was recorded in additional paid-in capital.
[3]	On May 29, 2018, the Company issued 7,828,728 shares of Series E redeemable convertible preferred shares (“Series E Preferred Shares”) at a per-share purchase price of US$80.57 for cash consideration of RMB4,026,518,012.